Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of estimated useful lives for significant property and equipment
Buildings	20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Licenses and permits	Indefinite
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2022		December 31, 2021		December 31, 2020
US$: RMB exchange rate	Period End	$0.1450	Period End	$0.1569	Period End	$0.1533
	Average	$0.1486	Average	$0.1550	Average	$0.1448